Mischler Financial Group [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mischler Financial Group | BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND | Mischler Financial Group Shares
Prospectus [Line Items]
Annual Return [Percent]	4.16%	5.14%	4.96%	1.44%